General (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jul. 07, 2021	Jan. 31, 2018
General (Details) [Line Items]
Ownership percentage				100.00%
Purchase of warrants (in Shares)	15,891,984
Sale of ordinary shares (in Shares)		9,251,006
Gross proceeds		$ 104,052
Transaction cost		5,713
Short-term deposits and restricted cash	$ 94,361
Net loss amount	16,880
Operating activity	9,922
Accumulated deficit	$ 103,482
Liquidity requirements	2 years
Warrants Liability [Member]
General (Details) [Line Items]
Transaction cost		817
PIPE Investor [Member]
General (Details) [Line Items]
Price per share (in Dollars per share)			$ 10
PIPE Financing [Member]
General (Details) [Line Items]
Gross proceeds		$ 92,510